Note 27 - Discontinued Operations for KODAK PROSPER Enterprise Inkjet (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes	$ 1	$ 40	$ 1	$ 1
Successor [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	78		1	61
(Provision) benefit for income taxes	(2)		(3)	(5)
Loss from discontinued operations, net of income taxes	(15)		(47)	(59)
Predecessor [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues		761
(Provision) benefit for income taxes		96
Loss from discontinued operations, net of income taxes		(184)
KODAK PROSPER Enterprise Inkjet [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash and cash equivalents			1
Receivables, net			15	12
Inventories, net			51	57
Property, plant and equipment, net			32	23
Intangible assets, net			38	42
Other assets			4	3
Assets of business held for sale			141	137
Accounts payable, trade			9	7
Current portion of long-term debt			1
Other current liabilities			12	23
Long-term debt, net of current portion			2
Pension and other postretirement liabilities			4	5
Other long-term liabilities			1	2
Liabilities of business held for sale			29	37
KODAK PROSPER Enterprise Inkjet [Member] | Successor [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	30		89	70
Cost of sales	28		86	74
Selling, general and administrative expenses	9		22	26
Research and development expenses	12		17	30
Restructuring costs and other			1	3
Loss from discontinued operations, before income taxes	(19)		(37)	(63)
(Provision) benefit for income taxes			(2)
Loss from discontinued operations, net of income taxes	(19)		(39)	(63)
Depreciation	1		6	4
Amortization	1		4	4
Capital expenditures	$ 1		$ 3	$ 1
KODAK PROSPER Enterprise Inkjet [Member] | Predecessor [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues		38
Cost of sales		50
Selling, general and administrative expenses		16
Research and development expenses		22
Loss from discontinued operations, before income taxes		(48)
Loss from discontinued operations, net of income taxes		(48)
Depreciation		2
Amortization		$ 2